Reportable Segments	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reportable Segments

18. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available that are evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. Management evaluates the operating results of its reportable segments primarily based on revenue and segment EBITDA. The Company defines EBITDA as net income adjusted for interest expense, depreciation and amortization, and income tax benefit or expense. Segment EBITDA does not include general corporate expenses as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from offering the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

In accordance with FASB ASC 280 - Segment Reporting, information on revenues and long-lived assets of the operations of the Company are disclosed below (in thousands):

Revenue from operations

	Successor (NESR)	Predecessor (NPS)
	Period from June 7 to December 31, 2018	Period from January 1, 2018 to June 6, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Reportable Segment:
Production Services	$215,791	$112,295	$228,763	$190,990
Drilling and Evaluation Services	132,799	24,732	42,561	33,125
Total revenue	$348,590	$137,027	$271,324	$224,115

Long-lived assets

	Successor (NESR)	Predecessor (NPS)
	December 31, 2018	December 31, 2017
Reportable Segment:
Production Services	$219,278	$180,289
Drilling and Evaluation Services	98,163	58,923
Unallocated Costs	11,286	25,057
Total	$328,727	$264,269

Segment EBITDA

	Successor (NESR)	Predecessor (NPS)
	Period from June 7 to December 31, 2018	Period from January 1, 2018 to June 6, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Reportable Segment:
Production Services	77,482	36,836	81,780	72,138
Drilling and Evaluation Services	32,782	3,267	4,952	7,245
Unallocated Costs	(8,013)	(9,651)	(8,665)	(6,950)
Total Segment EBITDA	$102,251	$30,452	$78,067	$72,433

The following table presents a reconciliation of consolidated net income, which is the most comparable financial measure under U.S. GAAP, to Total Segment EBITDA:

	Successor (NESR)	Predecessor (NPS)
	Period from June 7 to December 31, 2018	Period from January 1, 2018 to June 6, 2018	Year ended December 31, 2017	Year ended December 31, 2016

Net Income	$34,980	$6,736	$28,353	$8,350
Add:
Income taxes	9,431	2,342	4,586	2,648
Interest expense, net	14,383	4,090	6,720	5,677
Depreciation and amortization	43,457	17,284	38,408	55,758
Total Segment EBITDA	$102,251	$30,452	$78,067	$72,433

Revenue by geographic area

	Successor (NESR)	Predecessor (NPS)
	Period from June 7 to December 31, 2018	Period from January 1, 2018 to June 6, 2018	Year ended December 31, 2017	Year ended December 31, 2016

MENA	$345,047	$134,479	$267,366	$213,189
Rest of world	3,543	2,548	3,958	10,926
Total revenue	$348,590	$137,027	$271,324	$224,115

Long-lived assets by geographic area

	Successor (NESR)	Predecessor (NPS)
	December 31, 2018	December 31, 2017
Geographic Area:
MENA	$319,552	$258,382
Rest of world	9,175	5,887
Total	$328,727	$264,269

Significant clients

Revenues from four customers of the Successor (NESR) individually accounted for 42%, 17%, 10% and 5% of the Successor’s (NESR’s) consolidated revenues in the period from June 7 to December 31, 2018, and 49%, 0%, 16% and 9% of Predecessor’s (NPS’) consolidated revenues in the period from January 1 to June 6, 2018. These same customers individually accounted 45%, 0%, 13% and 14% of the Predecessors (NPS’) consolidated revenues in the year ended December 31, 2017 and 49%, 0%, 4% and 11% of the Predecessors (NPS’) consolidated revenues in the year ended December 31, 2016.